Document and Entity Information	Jul. 29, 2021
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Jul. 29, 2021
Entity Registrant Name	Cyxtera Technologies, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39496
Entity Tax Identification Number	84-3743013
Entity Address, Address Line One	2333 Ponce de Leon Boulevard
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Coral Gables
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33134
City Area Code	305
Local Phone Number	537-9500
Entity Information, Former Legal or Registered Name	Starboard Value Acquisition Corp.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Unless the context otherwise requires, “Company,” “we,” “our,” “us” and “Cyxtera” refer to Cyxtera Technologies, Inc., a Delaware corporation, and its consolidated subsidiaries following the Closing (as defined below). Unless the context otherwise requires, references to “SVAC” refer to Starboard Value Acquisition Corp., a Delaware corporation, prior to the Closing. All references herein to the “Board” refer to the board of directors of the Company.Terms used in this Current Report on Form 8-K (this “Report”) but not defined herein, or for which definitions are not otherwise incorporated by reference herein, shall have the meaning given to such terms in the Proxy Statement (as defined below) in the section entitled “Certain Defined Terms” beginning on page ii thereof, and such definitions are incorporated herein by reference.This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed with the Securities and Exchange Commission (“SEC”) on August 4, 2021 (the “Original Form 8-K”). The Company is filing this Amendment to the Original Form 8-K to (a) include the unaudited condensed consolidated financial statements of the Company as of June 30, 2021 and for the three and six months ended June 30, 2021 and 2020 as Exhibit 99.2, (b) include the Management’s Discussion and Analysis of Financial Condition and Results of Operations of the Company for the three and six months ended June 30, 2021 and 2020 and for the years ended December 31, 2020, 2019 and 2018 as Exhibit 99.4, (c) include the unaudited pro forma condensed combined financial information of the Company as of and for the six months ended June 30, 2021 as Exhibit 99.3 and (d) amend the description of beneficial ownership under “Security Ownership of Certain Beneficial Owners and Management” in the Form 10 Information.Accordingly, the Original Form 8-K is hereby amended solely to update the description of beneficial ownership under “Security Ownership of Certain Beneficial Owners and Management” of the Form 10 Information and amend and restate Item 9.01. The Original Form 8-K otherwise remains unchanged.
Amendment Flag	true
Entity Central Index Key	0001794905
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	777 Third Avenue
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Class A common stock, par value $0.0001 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	CYXT
Security Exchange Name	NASDAQ
Warrants to purchase one share of Class A common stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of Class A common stock
Trading Symbol	CYXTW
Security Exchange Name	NASDAQ